Summary of Significant Accounting Policies - Product warranties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Accrued warranty at beginning of the year	¥ 1,594,312	¥ 842,345
Warranty cost incurred	(127,901)	(48,963)
Provision for warranty	2,268,650	800,930
Adjustments to pre-existing warranty liabilities	(483,949)	0
Accrued warranty at end of the year	¥ 3,251,112	¥ 1,594,312